Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 09, 2024	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Underwriters option period		45 days	45 days
Underwriting cash discount (in Dollars)		$ 4,000,000	$ 4,000,000
Deferred underwriting discount, aggregate payable (in Dollars)		$ 10,950,000	$ 10,950,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchase up to additional units (in Shares)	3,000,000	3,000,000	3,000,000
Shares issued, price per share (in Dollars per share)	$ 10
Deferred underwriting discount		6.50%	6.50%
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Purchase up to additional units (in Shares)	23,000,000
Underwriting discount		2.00%	2.00%
Deferred underwriting discount		4.50%	4.50%